Operating lease right of use assets, net and operating lease liabilities	12 Months Ended
Mar. 31, 2026
Operating Lease Right Of Use Assets Net And Operating Lease Liabilities
Operating lease right of use assets, net and operating lease liabilities

Note 7 – Operating lease right of use assets, net and operating lease liabilities

The Company is an intermediate lessor, which is an entity that is both a lessee and a lessor of the same underlying asset. The Company accounts for the head lease and the sublease as two separate contracts unless specified contract combination criteria are met. The Company accounts for the head lease in accordance with lessee accounting, and accounts for the sublease in accordance with lessor accounting. The Company does not offset lease income and lease expenses. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether the Company obtains substantially all the economic benefits from and has the ability to direct the use of the asset.

The Company’s major operating leases consisted of the following properties:

1)	On August 1, 2021, Suzhou TC-Link entered into a three-year lease agreement with a third party to lease a warehouse building with 1,200 square meters for storage use in Chengdu City, the PRC. The lease term is from August 1, 2021 to July 31, 2024 with a monthly lease payment of RMB 20,160. On August 1, 2024, the lease was renewed for three years from August 1, 2024 to July 31, 2027 with the monthly lease payment remains unchanged.

2)	On November 30, 2024, Suzhou TC-Link entered into a two-and-a-half-year lease agreement with a third party to lease a warehouse space with 6,445.86 square meters in Suzhou City, the PRC. The lease term is from March 1, 2025 to September 30, 2027 with an effective monthly lease payment of RMB 94,224.92.

3)	On December 31, 2019, Wuxi TC-Link entered into a five-year lease agreement with a third party to lease a warehouse building with 12,000 square meters in Wuxi City, the PRC. The lease term is from March 16, 2020 to March 15, 2025 with an effective monthly lease payment of RMB 166,667. On January 8, 2025, the lease was renewed for five years from March 16, 2025 to March 15, 2030, with the monthly lease payment remains unchanged.

4)	On July 1, 2021, Wuxi TC-Link entered into an eight-year lease agreement with a third party to lease a warehouse building with 17,069.57 square meters in Wuxi City, the PRC. The lease term is from July 1, 2021 to June 30, 2029 with an effective monthly lease payment of RMB347,917. On March 31, 2025, the lease was terminated by mutual consent. Because the lease was terminated in its entirety, the remaining right of use asset and lease liability, with carrying amounts of RMB 12,400,386 ($1,718,386) and RMB 16,608,281 ($2,301,495), respectively, were derecognized at the time of termination.

5)	On January 12, 2024, Hangzhou TC-Link entered into a three-year lease agreement with a third party to lease an office space with 619.42 square meters in Hangzhou City, the PRC. The lease term is from May 1, 2024 to April 30, 2027 with an effective monthly lease payment of RMB 28,001.77.

6)	On December 1, 2024, Hangzhou TC-Link entered into a three-year lease agreement with a third party to lease a warehouse building with 1,350 square meters in Chengdu City, the PRC. The lease term is from December 1, 2024 to November 30, 2027 with an effective monthly lease payment of RMB 21,600.

7)	On December 20, 2024, Yancheng TC-Link entered into a three-year lease agreement with a third party to lease an office space with 602.52 square meters in Yancheng City, the PRC. The lease term is from January 1, 2025 to December 31, 2027 with an effective monthly lease payment of RMB 16,666.67.

8)	On March 13, 2025, Suzhou TC-Link entered into a lease agreement with a third party to lease an office space with 468 square meters in Changshu City, the PRC. The lease term is from April 1, 2025 to December 31, 2026 with an effective monthly lease payment of RMB 12,892.

9)	On November 1, 2025, Guizhou Tianrun entered into a two-year lease agreement with a third party to lease an office space with 407.8 square meters in Guiyang City, the PRC. The lease term is from November 1, 2025 to October 31, 2027 with an effective monthly lease payment of RMB 29,769.

Right of use assets, net, consisted of the following:

	As of March 31,
	2026	2025

Cost	$1,982,945	$4,685,119
Less: accumulated amortization	(518,122)	(2,889,451)
Right of use assets, net	$1,464,823	$1,795,668

Operating lease liabilities consisted of the following:

	As of March 31,
	2026	2025

Operating lease liabilities, current	$618,229	$451,363
Operating lease liabilities, non-current	713,078	1,198,905
Total operating lease liabilities	$1,331,307	$1,650,268

The weighted-average remaining lease terms and discount rates of the Company’s operating leases are as follows:

	As of March 31,
	2026	2025
Weighted average remaining lease term (years)	2.95	3.86
Weighted average discount rate	7.04%	7.02%

The lease expenses related to the Company’s operating leases were $610,385, $887,252 and $842,494 for the years ended March 31, 2026, 2025 and 2024, respectively.

The following table summarizes the maturity of lease liabilities as of March 31, 2026:

12 months ending March 31,	Amount
2027	$696,106
2028	390,522
2029	265,999
2030	133,000
Total lease payments	1,485,627
Less: imputed interests	(154,320)
Operating lease liabilities on consolidated balance sheets	$1,331,307